UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class Z : FZACX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.44%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	14.94%	15.67%	15.48%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.3
Consumer Discretionary	12.4
Communication Services	12.2
Financials	12.1
Industrials	8.7
Health Care	7.5
Materials	4.3
Consumer Staples	2.3
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 2.2
Taiwan - 1.8
China - 1.5
Netherlands - 0.9
Italy - 0.7
United Kingdom - 0.7
Brazil - 0.6
France - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Microsoft Corp	7.8
Apple Inc	5.5
Alphabet Inc Class C	4.3
Amazon.com Inc	4.2
Meta Platforms Inc Class A	3.7
Broadcom Inc	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Mastercard Inc Class A	1.5
Boeing Co	1.3
41.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913711.101    2528-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class O : FDESX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 44	0.41%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class O	14.96%	15.71%	15.52%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.3
Consumer Discretionary	12.4
Communication Services	12.2
Financials	12.1
Industrials	8.7
Health Care	7.5
Materials	4.3
Consumer Staples	2.3
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 2.2
Taiwan - 1.8
China - 1.5
Netherlands - 0.9
Italy - 0.7
United Kingdom - 0.7
Brazil - 0.6
France - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Microsoft Corp	7.8
Apple Inc	5.5
Alphabet Inc Class C	4.3
Amazon.com Inc	4.2
Meta Platforms Inc Class A	3.7
Broadcom Inc	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Mastercard Inc Class A	1.5
Boeing Co	1.3
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913713.101    6-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class M : FDTEX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 116	1.08%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	10.22%	14.11%	14.30%
Class M (without 3.50% sales charge)	14.21%	14.93%	14.71%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.3
Consumer Discretionary	12.4
Communication Services	12.2
Financials	12.1
Industrials	8.7
Health Care	7.5
Materials	4.3
Consumer Staples	2.3
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 2.2
Taiwan - 1.8
China - 1.5
Netherlands - 0.9
Italy - 0.7
United Kingdom - 0.7
Brazil - 0.6
France - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Microsoft Corp	7.8
Apple Inc	5.5
Alphabet Inc Class C	4.3
Amazon.com Inc	4.2
Meta Platforms Inc Class A	3.7
Broadcom Inc	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Mastercard Inc Class A	1.5
Boeing Co	1.3
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913709.101    1445-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class I : FDTIX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 60	0.56%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	14.83%	15.54%	15.35%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.3
Consumer Discretionary	12.4
Communication Services	12.2
Financials	12.1
Industrials	8.7
Health Care	7.5
Materials	4.3
Consumer Staples	2.3
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 2.2
Taiwan - 1.8
China - 1.5
Netherlands - 0.9
Italy - 0.7
United Kingdom - 0.7
Brazil - 0.6
France - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Microsoft Corp	7.8
Apple Inc	5.5
Alphabet Inc Class C	4.3
Amazon.com Inc	4.2
Meta Platforms Inc Class A	3.7
Broadcom Inc	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Mastercard Inc Class A	1.5
Boeing Co	1.3
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913710.101    1446-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class C : FDTCX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 171	1.60%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	12.63%	14.30%	14.28%
Class C	13.62%	14.30%	14.28%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.3
Consumer Discretionary	12.4
Communication Services	12.2
Financials	12.1
Industrials	8.7
Health Care	7.5
Materials	4.3
Consumer Staples	2.3
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 2.2
Taiwan - 1.8
China - 1.5
Netherlands - 0.9
Italy - 0.7
United Kingdom - 0.7
Brazil - 0.6
France - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Microsoft Corp	7.8
Apple Inc	5.5
Alphabet Inc Class C	4.3
Amazon.com Inc	4.2
Meta Platforms Inc Class A	3.7
Broadcom Inc	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Mastercard Inc Class A	1.5
Boeing Co	1.3
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913708.101    1444-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class A : FDTOX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.76%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	8.00%	13.95%	14.44%
Class A (without 5.75% sales charge)	14.59%	15.31%	15.12%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.3
Consumer Discretionary	12.4
Communication Services	12.2
Financials	12.1
Industrials	8.7
Health Care	7.5
Materials	4.3
Consumer Staples	2.3
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 2.2
Taiwan - 1.8
China - 1.5
Netherlands - 0.9
Italy - 0.7
United Kingdom - 0.7
Brazil - 0.6
France - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Microsoft Corp	7.8
Apple Inc	5.5
Alphabet Inc Class C	4.3
Amazon.com Inc	4.2
Meta Platforms Inc Class A	3.7
Broadcom Inc	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Mastercard Inc Class A	1.5
Boeing Co	1.3
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913712.101    395-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class O : FDETX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 59	0.53%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class O	24.60%	21.30%	15.39%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Industrials	18.1
Financials	16.0
Health Care	10.3
Communication Services	9.9
Energy	8.4
Consumer Staples	3.9
Consumer Discretionary	2.8
Materials	2.1
Utilities	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 2.4
Zambia - 1.5
Belgium - 1.1
United Kingdom - 1.0
Germany - 0.9
Netherlands - 0.8
Taiwan - 0.7
France - 0.6
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Microsoft Corp	6.8
Wells Fargo & Co	6.0
GE Aerospace	4.9
GE Vernova Inc	4.1
Boeing Co	4.0
Exxon Mobil Corp	3.7
Meta Platforms Inc Class A	3.2
Bank of America Corp	2.8
Alphabet Inc Class A	2.7
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913717.101    306-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class M : FDTZX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.17%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	19.47%	19.59%	14.10%
Class M (without 3.50% sales charge)	23.80%	20.45%	14.51%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Industrials	18.1
Financials	16.0
Health Care	10.3
Communication Services	9.9
Energy	8.4
Consumer Staples	3.9
Consumer Discretionary	2.8
Materials	2.1
Utilities	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 2.4
Zambia - 1.5
Belgium - 1.1
United Kingdom - 1.0
Germany - 0.9
Netherlands - 0.8
Taiwan - 0.7
France - 0.6
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Microsoft Corp	6.8
Wells Fargo & Co	6.0
GE Aerospace	4.9
GE Vernova Inc	4.1
Boeing Co	4.0
Exxon Mobil Corp	3.7
Meta Platforms Inc Class A	3.2
Bank of America Corp	2.8
Alphabet Inc Class A	2.7
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913715.101    1449-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class I : FDEIX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.67%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	24.41%	21.11%	15.22%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Industrials	18.1
Financials	16.0
Health Care	10.3
Communication Services	9.9
Energy	8.4
Consumer Staples	3.9
Consumer Discretionary	2.8
Materials	2.1
Utilities	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 2.4
Zambia - 1.5
Belgium - 1.1
United Kingdom - 1.0
Germany - 0.9
Netherlands - 0.8
Taiwan - 0.7
France - 0.6
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Microsoft Corp	6.8
Wells Fargo & Co	6.0
GE Aerospace	4.9
GE Vernova Inc	4.1
Boeing Co	4.0
Exxon Mobil Corp	3.7
Meta Platforms Inc Class A	3.2
Bank of America Corp	2.8
Alphabet Inc Class A	2.7
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913716.101    1451-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class C : FDECX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.66%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	22.19%	19.86%	14.18%
Class C	23.19%	19.86%	14.18%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Industrials	18.1
Financials	16.0
Health Care	10.3
Communication Services	9.9
Energy	8.4
Consumer Staples	3.9
Consumer Discretionary	2.8
Materials	2.1
Utilities	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 2.4
Zambia - 1.5
Belgium - 1.1
United Kingdom - 1.0
Germany - 0.9
Netherlands - 0.8
Taiwan - 0.7
France - 0.6
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Microsoft Corp	6.8
Wells Fargo & Co	6.0
GE Aerospace	4.9
GE Vernova Inc	4.1
Boeing Co	4.0
Exxon Mobil Corp	3.7
Meta Platforms Inc Class A	3.2
Bank of America Corp	2.8
Alphabet Inc Class A	2.7
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913714.101    1448-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class A : FDTTX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 91	0.82%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	17.10%	19.53%	14.38%
Class A (without 5.75% sales charge)	24.24%	20.95%	15.06%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Industrials	18.1
Financials	16.0
Health Care	10.3
Communication Services	9.9
Energy	8.4
Consumer Staples	3.9
Consumer Discretionary	2.8
Materials	2.1
Utilities	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 2.4
Zambia - 1.5
Belgium - 1.1
United Kingdom - 1.0
Germany - 0.9
Netherlands - 0.8
Taiwan - 0.7
France - 0.6
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Microsoft Corp	6.8
Wells Fargo & Co	6.0
GE Aerospace	4.9
GE Vernova Inc	4.1
Boeing Co	4.0
Exxon Mobil Corp	3.7
Meta Platforms Inc Class A	3.2
Bank of America Corp	2.8
Alphabet Inc Class A	2.7
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913718.101    396-TSRA-1125

Item 2.

Code of Ethics

As of the end of the period, September 30, 2025, Fidelity Destiny Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Capital Development Fund and Fidelity Advisor Diversified Stock Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$55,500	$-	$10,600	$800
Fidelity Advisor Diversified Stock Fund	$65,400	$-	$10,600	$900

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$53,000	$-	$10,500	$1,300
Fidelity Advisor Diversified Stock Fund	$62,400	$-	$10,600	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2025A	September 30, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2025A	September 30, 2024A
Deloitte Entities	$2,455,100	$5,208,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Diversified Stock Fund

Annual Report
September 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Diversified Stock Fund
Consolidated Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (a)(b)	500,000	1,541,761
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Elsight Ltd (a)	661,000	732,617
Software - 0.3%
Canva Australia Holdings Pty Ltd Class A (a)(c)(d)	4,833	7,955,795
TOTAL INFORMATION TECHNOLOGY		8,688,412

TOTAL AUSTRALIA		10,230,173
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	10,000	2,759,018
BRAZIL - 0.6%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (a)	4,300	10,048,842
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	129,400	14,480,675
TOTAL BRAZIL		24,529,517
CANADA - 2.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (a)	25,000	1,512,179
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp (United States)	64,600	5,417,356
South Bow Corp (e)	61,400	1,737,395
		7,154,751
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	53,600	7,965,496
Materials - 1.8%
Chemicals - 0.3%
Nutrien Ltd (United States)	184,700	10,843,737
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA (United States)	138,000	23,261,280
Franco-Nevada Corp	139,400	31,028,194
Teck Resources Ltd Class B (United States)	42,000	1,843,380
		56,132,854
TOTAL MATERIALS		66,976,591

TOTAL CANADA		83,609,017
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	16,400	606,770
Lundin Mining Corp	60,000	895,021

TOTAL CHILE		1,501,791
CHINA - 1.4%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	274,600	23,398,557
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Alibaba Group Holding Ltd ADR	142,000	25,379,660
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (a)	39,800	1,512,798
TOTAL CONSUMER DISCRETIONARY		26,892,458

Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (a)	5,700	1,941,990
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR	12,000	269,880
TOTAL CHINA		52,502,885
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	174,174	6,052,547
FRANCE - 0.4%
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
EssilorLuxottica SA	45,700	14,808,527
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Auto1 Group SE (a)	137,000	4,664,501
Information Technology - 0.0%
Software - 0.0%
SAP SE ADR	5,300	1,416,213
TOTAL GERMANY		6,080,714
HONG KONG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	28,200	4,904,262
ITALY - 0.7%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	208,600	22,776,335
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA	455,500	3,015,035
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	24,600	2,431,256
TOTAL ITALY		28,222,626
JAPAN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Japan Steel Works Ltd/The	17,000	1,031,281
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp (e)	22,700	2,754,872
NETHERLANDS - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Argenx SE ADR (a)	46,600	34,370,296
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	4,400	1,002,012
TOTAL NETHERLANDS		35,372,308
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	244,100	68,174,689
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	95,505	3,255,361
Flutter Entertainment PLC (a)	40,400	10,261,600
		13,516,961
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	174,000	9,254,592
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (c)	879,300	2,849,995
Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	22,900	1,094,135
TOTAL UNITED KINGDOM		26,715,683
UNITED STATES - 88.6%
Communication Services - 11.5%
Entertainment - 2.3%
Live Nation Entertainment Inc (a)	98,400	16,078,560
Netflix Inc (a)	34,700	41,602,524
ROBLOX Corp Class A (a)	46,300	6,413,476
Spotify Technology SA (a)	26,900	18,776,200
Walt Disney Co/The	41,300	4,728,850
		87,599,610
Interactive Media & Services - 9.1%
Alphabet Inc Class A	114,000	27,713,400
Alphabet Inc Class C	678,060	165,141,513
Meta Platforms Inc Class A	192,031	141,023,726
Reddit Inc Class A (a)	61,000	14,029,390
Reddit Inc Class B (a)	3,500	804,965
		348,712,994
Media - 0.0%
Magnite Inc (a)	26,200	570,636
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	14,900	3,566,762
TOTAL COMMUNICATION SERVICES		440,450,002

Consumer Discretionary - 10.1%
Automobiles - 1.3%
Tesla Inc (a)	111,800	49,719,696
Broadline Retail - 4.2%
Amazon.com Inc (a)	727,200	159,671,304
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	1,100	5,939,197
Carnival Corp (a)	268,100	7,750,771
Cava Group Inc (a)(e)	4,800	289,968
DraftKings Inc Class A (a)	1,722	64,403
Hilton Worldwide Holdings Inc	20,484	5,314,369
Marriott International Inc/MD Class A1	1,500	390,660
Royal Caribbean Cruises Ltd (e)	17,500	5,662,650
Starbucks Corp	5,900	499,140
Viking Holdings Ltd (a)	43,200	2,685,312
Wyndham Hotels & Resorts Inc	50,500	4,034,950
		32,631,420
Household Durables - 1.2%
DR Horton Inc	69,600	11,795,112
SharkNinja Inc (a)	116,800	12,047,920
Somnigroup International Inc	213,500	18,004,455
Toll Brothers Inc	40,700	5,622,298
		47,469,785
Specialty Retail - 2.2%
American Eagle Outfitters Inc	143,600	2,456,996
AutoZone Inc (a)	2,800	12,012,672
Group 1 Automotive Inc	2,800	1,225,028
Home Depot Inc/The	3,000	1,215,570
Lowe's Cos Inc	134,666	33,842,912
Revolve Group Inc Class A (a)	17,100	364,230
Ross Stores Inc	7,500	1,142,925
TJX Cos Inc/The	101,240	14,633,230
Williams-Sonoma Inc	80,000	15,636,000
		82,529,563
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	180,000	12,551,400
Ralph Lauren Corp Class A	5,600	1,755,936
Tory Burch LLC Class A (a)(c)(d)(f)	28,846	1,116,906
		15,424,242
TOTAL CONSUMER DISCRETIONARY		387,446,010

Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	600	555,378
Dollar General Corp	27,500	2,842,125
Dollar Tree Inc (a)	110,600	10,437,322
Performance Food Group Co (a)	38,900	4,047,156
Walmart Inc	66,200	6,822,572
		24,704,553
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	155,900	13,737,908
Tobacco - 1.1%
Philip Morris International Inc	251,900	40,858,180
TOTAL CONSUMER STAPLES		79,300,641

Energy - 1.8%
Energy Equipment & Services - 1.1%
Baker Hughes Co Class A	852,100	41,514,312
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (a)	175,900	5,903,204
APA Corp	271,000	6,579,880
Cheniere Energy Inc	13,900	3,266,222
EQT Corp	35,000	1,905,050
Exxon Mobil Corp	41,000	4,622,750
Marathon Petroleum Corp	5,700	1,098,618
Shell PLC	108,200	3,856,360
		27,232,084
TOTAL ENERGY		68,746,396

Financials - 11.8%
Banks - 2.0%
Bank of America Corp	150,100	7,743,659
First Horizon Corp	440,100	9,950,661
JPMorgan Chase & Co	87,800	27,694,754
M&T Bank Corp	15,000	2,964,300
Wells Fargo & Co	322,900	27,065,478
		75,418,852
Capital Markets - 5.3%
Bank of New York Mellon Corp/The	267,300	29,125,008
Blackstone Inc	113,900	19,459,815
Cboe Global Markets Inc	129,100	31,661,775
Charles Schwab Corp/The	271,100	25,881,917
CME Group Inc Class A	29,700	8,024,643
Goldman Sachs Group Inc/The	8,900	7,087,515
KKR & Co Inc Class A	92,800	12,059,360
Moody's Corp	10,300	4,907,744
Morgan Stanley	278,300	44,238,568
MSCI Inc	2,700	1,532,007
Northern Trust Corp	62,400	8,399,040
State Street Corp	109,500	12,703,095
		205,080,487
Consumer Finance - 0.8%
Capital One Financial Corp	142,400	30,271,392
Financial Services - 2.9%
Apollo Global Management Inc	148,000	19,723,960
Mastercard Inc Class A	99,359	56,516,393
Visa Inc Class A	101,400	34,615,932
		110,856,285
Insurance - 0.8%
Arthur J Gallagher & Co	43,054	13,335,546
Chubb Ltd	61,100	17,245,475
		30,581,021
TOTAL FINANCIALS		452,208,037

Health Care - 6.0%
Biotechnology - 2.7%
Alnylam Pharmaceuticals Inc (a)	83,200	37,939,201
Blueprint Medicines Corp rights (a)(c)	3,000	0
Exact Sciences Corp (a)	100,113	5,477,182
Gilead Sciences Inc	245,100	27,206,100
Insmed Inc (a)	124,800	17,972,448
Legend Biotech Corp ADR (a)	260,384	8,491,122
Madrigal Pharmaceuticals Inc (a)	1,700	779,722
Nuvalent Inc Class A (a)	31,800	2,750,064
Scholar Rock Holding Corp (a)	19,200	715,008
Soleno Therapeutics Inc (a)	17,900	1,210,040
		102,540,887
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp (a)	156,237	15,253,418
Edwards Lifesciences Corp (a)	219,900	17,101,623
Insulet Corp (a)	61,400	18,956,022
Penumbra Inc (a)	7,600	1,925,232
		53,236,295
Health Care Providers & Services - 0.7%
CVS Health Corp	303,500	22,880,865
McKesson Corp	5,600	4,326,224
		27,207,089
Health Care Technology - 0.2%
Veeva Systems Inc Class A (a)	29,400	8,758,554
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific Inc	14,600	7,081,292
Pharmaceuticals - 0.8%
Eli Lilly & Co	38,538	29,404,494
TOTAL HEALTH CARE		228,228,611

Industrials - 8.7%
Aerospace & Defense - 2.3%
Anduril Industries Inc Class B (c)(d)	3,198	130,734
Anduril Industries Inc Class C (c)(d)	2	82
Boeing Co (a)	235,020	50,724,367
BWX Technologies Inc	4,000	737,480
GE Aerospace	11,900	3,579,758
General Dynamics Corp	5,700	1,943,700
Howmet Aerospace Inc	95,400	18,720,342
Karman Holdings Inc	7,600	548,720
TransDigm Group Inc	4,500	5,931,090
Woodward Inc	12,700	3,209,417
		85,525,690
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	11,900	1,575,560
Building Products - 1.0%
Carrier Global Corp	93,400	5,575,980
Trane Technologies PLC	76,849	32,427,204
		38,003,184
Commercial Services & Supplies - 0.2%
Cintas Corp	18,040	3,702,890
GFL Environmental Inc Subordinate Voting Shares (United States)	57,100	2,705,398
		6,408,288
Construction & Engineering - 0.9%
Dycom Industries Inc (a)	48,000	14,004,480
EMCOR Group Inc	20,800	13,510,432
Granite Construction Inc	44,000	4,824,600
Legence Corp Class A	26,500	816,465
		33,155,977
Electrical Equipment - 1.1%
Eaton Corp PLC	28,600	10,703,550
GE Vernova Inc	47,900	29,453,710
NEXTracker Inc Class A (a)	17,500	1,294,825
		41,452,085
Ground Transportation - 0.6%
Norfolk Southern Corp	28,000	8,411,480
Uber Technologies Inc (a)	154,100	15,097,177
		23,508,657
Industrial Conglomerates - 0.4%
3M Co	99,200	15,393,856
Machinery - 1.5%
Caterpillar Inc	9,100	4,342,065
Cummins Inc	14,900	6,293,313
Deere & Co	52,400	23,960,424
Parker-Hannifin Corp	18,100	13,722,515
Pentair PLC	5,000	553,800
Westinghouse Air Brake Technologies Corp	52,100	10,444,487
		59,316,604
Passenger Airlines - 0.2%
Delta Air Lines 1991 Series K Pass Through Trust	149,100	8,461,425
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	8,400	2,192,820
Ferguson Enterprises Inc	28,500	6,400,530
United Rentals Inc	12,300	11,742,318
		20,335,668
TOTAL INDUSTRIALS		333,136,994

Information Technology - 31.7%
Communications Equipment - 0.0%
Arista Networks Inc	8,200	1,194,822
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	342,700	42,409,125
Flex Ltd (a)	51,000	2,956,470
Jabil Inc	21,400	4,647,438
		50,013,033
IT Services - 0.9%
CoreWeave Inc (g)	5,404	739,537
CoreWeave Inc Class A (a)	25,140	3,440,409
IBM Corporation	64,700	18,255,752
Snowflake Inc (a)	38,800	8,751,340
X.Ai Holdings Corp Class A (c)(d)	63,493	2,321,304
		33,508,342
Semiconductors & Semiconductor Equipment - 13.6%
Advanced Micro Devices Inc (a)	81,600	13,202,064
Analog Devices Inc	84,200	20,687,940
Applied Materials Inc	18,700	3,828,638
Broadcom Inc	224,400	74,031,804
Intel Corp (a)	218,400	7,327,320
KLA Corp	12,800	13,806,080
Lam Research Corp	24,800	3,320,720
Marvell Technology Inc	109,148	9,176,072
Micron Technology Inc	87,900	14,707,428
Monolithic Power Systems Inc	1,700	1,565,088
NVIDIA Corp	1,928,100	359,744,898
		521,398,052
Software - 10.4%
Applied Intuition Inc Class A (a)(c)(d)	6,266	851,737
Datadog Inc Class A (a)	42,000	5,980,800
Klaviyo Inc Class A (a)	96,000	2,658,240
Life360 Inc (a)(e)	9,000	956,700
Microsoft Corp	578,513	299,640,809
Netskope Inc (a)	10,900	247,757
Oracle Corp	163,000	45,842,120
Palantir Technologies Inc Class A (a)	103,600	18,898,712
Palo Alto Networks Inc (a)	36,700	7,472,854
Pegasystems Inc	50,000	2,875,000
Synopsys Inc (a)	13,100	6,463,409
Zscaler Inc (a)	18,500	5,543,710
		397,431,848
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	829,155	211,127,738
TOTAL INFORMATION TECHNOLOGY		1,214,673,835

Materials - 2.1%
Chemicals - 1.0%
Corteva Inc	288,700	19,524,781
Ecolab Inc	4,000	1,095,440
Linde PLC	12,290	5,837,750
Sherwin-Williams Co/The	35,166	12,176,579
		38,634,550
Construction Materials - 0.5%
Martin Marietta Materials Inc	28,800	18,152,064
Vulcan Materials Co	5,900	1,814,958
		19,967,022
Metals & Mining - 0.6%
Carpenter Technology Corp	1,600	392,864
MP Materials Corp (a)(e)	51,400	3,447,398
Newmont Corp	213,600	18,008,616
		21,848,878
TOTAL MATERIALS		80,450,450

Real Estate - 1.5%
Health Care REITs - 0.7%
Ventas Inc	369,400	25,854,306
Real Estate Management & Development - 0.7%
CBRE Group Inc Class A (a)	21,200	3,340,272
Compass Inc Class A (a)	194,300	1,560,229
Zillow Group Inc Class C (a)	308,700	23,785,335
		28,685,836
Specialized REITs - 0.1%
Public Storage Operating Co	12,400	3,581,740
TOTAL REAL ESTATE		58,121,882

Utilities - 1.3%
Electric Utilities - 1.0%
Constellation Energy Corp	6,600	2,171,862
Evergy Inc	16,000	1,216,320
Eversource Energy	49,000	3,485,860
Exelon Corp	222,300	10,005,723
NRG Energy Inc	126,700	20,519,065
		37,398,830
Independent Power and Renewable Electricity Producers - 0.3%
Talen Energy Corp (a)	3,800	1,616,444
Vistra Corp	78,400	15,360,128
		16,976,572
TOTAL UTILITIES		54,375,402

TOTAL UNITED STATES		3,397,138,260
TOTAL COMMON STOCKS (Cost $2,210,235,837)		3,766,388,170

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Douyin Co Ltd Series E1 (a)(c)(d)	17,226	4,454,644
UNITED STATES - 0.3%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (c)(d)	30,000	1,226,400
Information Technology - 0.3%
IT Services - 0.0%
Yanka Industries Inc Series E (a)(c)(d)	165,574	460,296
Yanka Industries Inc Series F (a)(c)(d)	265,105	1,185,019
		1,645,315
Software - 0.3%
Applied Intuition Inc Series A2 (a)(c)(d)	8,157	1,108,781
Applied Intuition Inc Series B2 (a)(c)(d)	3,934	534,749
Evozyne Inc Series A (a)(c)(d)	20,000	316,600
MOLOCO Inc Series A (a)(c)(d)	100,208	7,469,504
		9,429,634
TOTAL INFORMATION TECHNOLOGY		11,074,949

TOTAL UNITED STATES		12,301,349
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,748,360)		16,755,993

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.21	55,102,008	55,113,028
Fidelity Securities Lending Cash Central Fund (h)(i)	4.19	8,254,005	8,254,830
TOTAL MONEY MARKET FUNDS (Cost $63,367,858)			63,367,858

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,294,352,055)	3,846,512,021
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(11,266,633)
NET ASSETS - 100.0%	3,835,245,388

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,541,761 or 0.0% of net assets.

(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,132,551 or 0.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $739,537 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	130,743

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,226,484

Applied Intuition Inc Class A	7/2/2024	374,048

Applied Intuition Inc Series A2	7/2/2024	486,931

Applied Intuition Inc Series B2	7/2/2024	234,840

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 5/3/2024	5,155,173

Douyin Co Ltd Series E1	11/18/2020	1,887,524

Evozyne Inc Series A	4/9/2021	449,400

MOLOCO Inc Series A	6/26/2023	6,012,480

Tory Burch LLC Class A	5/14/2015	2,256,162

X.Ai Holdings Corp Class A	10/25/2022	2,287,000

Yanka Industries Inc Series E	5/15/2020	2,000,001

Yanka Industries Inc Series F	4/8/2021	8,450,700

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	50,455,982	631,664,571	627,007,524	2,258,955	(1)	-	55,113,028	55,102,008	0.1%
Fidelity Securities Lending Cash Central Fund	15,967,950	236,856,252	244,569,372	11,480	-	-	8,254,830	8,254,005	0.0%
Total	66,423,932	868,520,823	871,576,896	2,270,435	(1)	-	63,367,858

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	463,848,559	440,450,002	23,398,557	-
Consumer Discretionary	472,909,833	468,537,566	3,255,361	1,116,906
Consumer Staples	88,555,233	79,300,641	9,254,592	-
Energy	75,901,147	72,044,787	3,856,360	-
Financials	462,977,329	457,112,299	3,015,035	2,849,995
Health Care	282,108,442	282,108,442	-	-
Industrials	339,235,427	336,979,195	2,125,416	130,816
Information Technology	1,302,190,537	1,291,061,701	-	11,128,836
Materials	166,164,379	166,164,379	-	-
Real Estate	58,121,882	58,121,882	-	-
Utilities	54,375,402	54,375,402	-	-

Convertible Preferred Stocks
Communication Services	4,454,644	-	-	4,454,644
Industrials	1,226,400	-	-	1,226,400
Information Technology	11,074,949	-	-	11,074,949

Money Market Funds	63,367,858	63,367,858	-	-
Total Investments in Securities:	3,846,512,021	3,769,624,154	44,905,321	31,982,546
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value (including securities loaned of $8,550,317) - See accompanying schedule:
Unaffiliated issuers (cost $2,230,984,197)	$3,783,144,163
Fidelity Central Funds (cost $63,367,858)	63,367,858

Total Investment in Securities (cost $2,294,352,055)		$3,846,512,021
Cash		299,195
Foreign currency held at value (cost $1,862)		1,868
Receivable for investments sold		7,090,684
Receivable for fund shares sold		411,648
Dividends receivable		1,031,447
Distributions receivable from Fidelity Central Funds		151,473
Prepaid expenses		4,453
Other receivables		12,287
Total assets		3,855,515,076
Liabilities
Payable for investments purchased	$9,849,986
Payable for fund shares redeemed	503,540
Accrued management fee	1,361,669
Distribution and service plan fees payable	192,760
Other payables and accrued expenses	106,903
Collateral on securities loaned	8,254,830
Total liabilities		20,269,688
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$3,835,245,388
Net Assets consist of:
Paid in capital		$2,103,075,317
Total accumulated earnings (loss)		1,732,170,071
Net Assets		$3,835,245,388

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($2,803,493,743 ÷ 70,349,836 shares)		$39.85
Class A :
Net Asset Value and redemption price per share ($616,074,110 ÷ 16,300,110 shares)(a)		$37.80
Maximum offering price per share (100/94.25 of $37.80)		$40.11
Class M :
Net Asset Value and redemption price per share ($72,818,000 ÷ 1,963,820 shares)(a)		$37.08
Maximum offering price per share (100/96.50 of $37.08)		$38.42
Class C :
Net Asset Value and offering price per share ($42,924,479 ÷ 1,251,720 shares)(a)		$34.29
Class I :
Net Asset Value, offering price and redemption price per share ($179,757,411 ÷ 4,253,082 shares)		$42.27
Class Z :
Net Asset Value, offering price and redemption price per share ($120,177,645 ÷ 2,889,796 shares)		$41.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends		$33,132,959
Income from Fidelity Central Funds (including $11,480 from security lending)		2,270,435
Total income		35,403,394
Expenses
Management fee	$15,468,639
Distribution and service plan fees	2,167,742
Custodian fees and expenses	99,484
Independent trustees' fees and expenses	14,122
Registration fees	125,211
Audit fees	86,087
Legal	9,474
Miscellaneous	20,984
Total expenses before reductions	17,991,743
Expense reductions	(3,730)
Total expenses after reductions		17,988,013
Net Investment income (loss)		17,415,381
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	224,369,675
Fidelity Central Funds	(1)
Foreign currency transactions	18,419
Written options	78,697
Total net realized gain (loss)		224,466,790
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	261,994,553
Unfunded commitments	287,088
Assets and liabilities in foreign currencies	(1,247)
Total change in net unrealized appreciation (depreciation)		262,280,394
Net gain (loss)		486,747,184
Net increase (decrease) in net assets resulting from operations		$504,162,565
Consolidated Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,415,381	$16,307,467
Net realized gain (loss)	224,466,790	406,985,111
Change in net unrealized appreciation (depreciation)	262,280,394	569,069,216
Net increase (decrease) in net assets resulting from operations	504,162,565	992,361,794
Distributions to shareholders	(451,247,562)	(99,366,862)

Share transactions - net increase (decrease)	225,406,995	20,457,029
Total increase (decrease) in net assets	278,321,998	913,451,961

Net Assets
Beginning of period	3,556,923,390	2,643,471,429
End of period	$3,835,245,388	$3,556,923,390

Consolidated Financial Highlights
Fidelity Advisor® Diversified Stock Fund Class O

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.46	$29.56	$26.24	$37.32	$30.57
Income from Investment Operations
Net investment income (loss) A,B	.21	.21	.19	.26	.16
Net realized and unrealized gain (loss)	5.19	10.82	5.47	(5.43)	8.28
Total from investment operations	5.40	11.03	5.66	(5.17)	8.44
Distributions from net investment income	(.21)	(.18)	(.22)	(.25) C	(.17)
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)
Total distributions	(5.01)	(1.13)	(2.34) D	(5.91)	(1.69) D
Net asset value, end of period	$39.85	$39.46	$29.56	$26.24	$37.32
Total Return E	14.96%	38.29%	22.87%	(17.44)%	28.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41%	.44%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.41%	.41%	.44%	.45%	.45%
Expenses net of all reductions, if any	.41%	.41%	.44%	.45%	.44%
Net investment income (loss)	.57%	.60%	.65%	.80%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$2,803,494	$2,645,493	$2,028,690	$1,791,079	$2,335,000
Portfolio turnover rate H	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.68	$28.28	$25.18	$36.04	$29.58
Income from Investment Operations
Net investment income (loss) A,B	.08	.08	.08	.14	.04
Net realized and unrealized gain (loss)	4.94	10.36	5.25	(5.22)	8.01
Total from investment operations	5.02	10.44	5.33	(5.08)	8.05
Distributions from net investment income	(.09)	(.09)	(.12)	(.12) C	(.07)
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)
Total distributions	(4.90) D	(1.04)	(2.23)	(5.78)	(1.59) D
Net asset value, end of period	$37.80	$37.68	$28.28	$25.18	$36.04
Total Return E,F	14.59%	37.81%	22.46%	(17.76)%	28.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76%	.78%	.85%	.85%	.85%
Expenses net of fee waivers, if any	.76%	.77%	.79%	.80%	.80%
Expenses net of all reductions, if any	.76%	.77%	.79%	.80%	.79%
Net investment income (loss)	.22%	.25%	.30%	.45%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$616,074	$557,724	$389,470	$318,997	$399,876
Portfolio turnover rate I	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.07	$27.85	$24.82	$35.60	$29.27
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.02)	(.01)	.04	(.07)
Net realized and unrealized gain (loss)	4.84	10.19	5.18	(5.14)	7.93
Total from investment operations	4.81	10.17	5.17	(5.10)	7.86
Distributions from net investment income	-	-	(.02)	(.04) C	-
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.64) C	(1.53)
Total distributions	(4.80)	(.95)	(2.14) D	(5.68)	(1.53)
Net asset value, end of period	$37.08	$37.07	$27.85	$24.82	$35.60
Total Return E,F	14.21%	37.36%	22.03%	(18.02)%	27.74%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.08%	1.09%	1.12%	1.12%	1.13%
Expenses net of fee waivers, if any	1.08%	1.09%	1.12%	1.12%	1.13%
Expenses net of all reductions, if any	1.08%	1.09%	1.12%	1.12%	1.12%
Net investment income (loss)	(.10)%	(.07)%	(.02)%	.12%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$72,818	$68,321	$49,711	$41,957	$53,062
Portfolio turnover rate I	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$34.79	$26.33	$23.67	$34.17	$28.30
Income from Investment Operations
Net investment income (loss) A,B	(.20)	(.19)	(.15)	(.13)	(.25)
Net realized and unrealized gain (loss)	4.50	9.60	4.92	(4.91)	7.65
Total from investment operations	4.30	9.41	4.77	(5.04)	7.40
Distributions from net investment income	-	-	-	(.04) C	-
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.42) C	(1.53)
Total distributions	(4.80)	(.95)	(2.11)	(5.46)	(1.53)
Net asset value, end of period	$34.29	$34.79	$26.33	$23.67	$34.17
Total Return D,E	13.62%	36.61%	21.38%	(18.49)%	27.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.60%	1.62%	1.69%	1.69%	1.70%
Expenses net of fee waivers, if any	1.60%	1.62%	1.68%	1.69%	1.70%
Expenses net of all reductions, if any	1.60%	1.62%	1.68%	1.69%	1.69%
Net investment income (loss)	(.62)%	(.60)%	(.59)%	(.45)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$42,924	$38,017	$27,192	$22,437	$32,096
Portfolio turnover rate H	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.57	$31.10	$27.49	$38.84	$31.75
Income from Investment Operations
Net investment income (loss) A,B	.17	.17	.15	.22	.12
Net realized and unrealized gain (loss)	5.50	11.39	5.75	(5.71)	8.62
Total from investment operations	5.67	11.56	5.90	(5.49)	8.74
Distributions from net investment income	(.16)	(.14)	(.18)	(.20) C	(.12)
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)
Total distributions	(4.97) D	(1.09)	(2.29)	(5.86)	(1.65)
Net asset value, end of period	$42.27	$41.57	$31.10	$27.49	$38.84
Total Return E	14.83%	38.05%	22.70%	(17.57)%	28.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56%	.58%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.56%	.57%	.59%	.59%	.59%
Expenses net of all reductions, if any	.56%	.57%	.59%	.59%	.58%
Net investment income (loss)	.42%	.45%	.51%	.65%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$179,757	$165,239	$111,079	$75,626	$73,345
Portfolio turnover rate H	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.99	$30.67	$27.14	$38.41	$31.42
Income from Investment Operations
Net investment income (loss) A,B	.21	.20	.18	.25	.16
Net realized and unrealized gain (loss)	5.41	11.24	5.68	(5.63)	8.51
Total from investment operations	5.62	11.44	5.86	(5.38)	8.67
Distributions from net investment income	(.22)	(.17)	(.22)	(.23) C	(.16)
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)
Total distributions	(5.02)	(1.12)	(2.33)	(5.89)	(1.68) D
Net asset value, end of period	$41.59	$40.99	$30.67	$27.14	$38.41
Total Return E	14.94%	38.24%	22.85%	(17.47)%	28.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.44%	.47%	.47%	.48%	.48%
Expenses net of all reductions, if any	.44%	.47%	.47%	.48%	.47%
Net investment income (loss)	.54%	.55%	.62%	.77%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$120,178	$82,129	$37,329	$17,302	$16,639
Portfolio turnover rate H	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Diversified Stock Fund	$8,692

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,580,935,740
Gross unrealized depreciation	(33,048,706)
Net unrealized appreciation (depreciation)	$1,547,887,034
Tax Cost	$2,298,624,987

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,193,949
Undistributed long-term capital gain	$172,086,845
Net unrealized appreciation (depreciation) on securities and other investments	$1,547,889,280

The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$16,300,626	$ 14,343,371
Long-term Capital Gains	434,946,936	85,023,491
Total	$451,247,562	$ 99,366,862

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Diversified Stock Fund	Canva Inc. Class A	1,646,140	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Diversified Stock Fund	1,116,906.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Consolidated Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified Stock Fund	3,034,807,789	3,248,936,105

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,426,900	32,817
Class M	.25%	.25%	347,854	392
Class C	.75%	.25%	392,988	89,287
			2,167,742	122,496

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	127,062
Class M	5,848
Class C A	1,159
134,069
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount ($)
Fidelity Advisor Diversified Stock Fund	60,084

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Diversified Stock Fund	138,687,669	221,650,122	31,882,567
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Diversified Stock Fund	4,991
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified Stock Fund	1,250	278	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Diversified Stock Fund	566,533
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,730.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Advisor Diversified Stock Fund
Distributions to shareholders
Class O	$331,294,801	$76,992,583
Class A	72,630,931	14,193,429
Class M	8,872,982	1,717,575
Class C	5,215,078	982,468
Class I	22,457,869	4,036,650
Class Z	10,775,901	1,444,157
Total	$451,247,562	$99,366,862
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Advisor Diversified Stock Fund
Class O
Shares sold	381,581	281,661	$14,112,116	$9,534,141
Reinvestment of distributions	7,947,725	2,115,120	287,627,940	66,626,272
Shares redeemed	(5,027,202)	(3,974,677)	(185,453,884)	(138,069,648)
Net increase (decrease)	3,302,104	(1,577,896)	$116,286,172	$(61,909,235)
Class A
Shares sold	1,935,999	2,306,210	$67,930,847	$78,403,900
Reinvestment of distributions	2,077,021	464,571	71,470,298	14,011,461
Shares redeemed	(2,514,391)	(1,739,138)	(87,490,012)	(58,243,039)
Net increase (decrease)	1,498,629	1,031,643	$51,911,133	$34,172,322
Class M
Shares sold	199,330	349,398	$6,950,498	$11,615,274
Reinvestment of distributions	261,479	57,589	8,851,064	1,713,269
Shares redeemed	(339,911)	(348,823)	(11,574,840)	(11,657,744)
Net increase (decrease)	120,898	58,164	$4,226,722	$1,670,799
Class C
Shares sold	338,492	337,389	$10,917,464	$10,497,712
Reinvestment of distributions	163,410	34,423	5,135,980	965,217
Shares redeemed	(342,846)	(311,956)	(10,990,194)	(9,764,387)
Net increase (decrease)	159,056	59,856	$5,063,250	$1,698,542
Class I
Shares sold	2,160,816	1,839,968	$86,292,031	$68,431,059
Reinvestment of distributions	525,788	106,611	20,200,779	3,542,668
Shares redeemed	(2,408,161)	(1,543,712)	(92,434,083)	(56,518,725)
Net increase (decrease)	278,443	402,867	$14,058,727	$15,455,002
Class Z
Shares sold	1,391,947	1,037,215	$53,440,868	$38,699,252
Reinvestment of distributions	264,027	39,704	9,972,316	1,299,502
Shares redeemed	(769,939)	(290,316)	(29,552,193)	(10,629,155)
Net increase (decrease)	886,035	786,603	$33,860,991	$29,369,599
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Destiny Portfolios and the Shareholders of Fidelity Advisor Diversified Stock Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the "Fund"), a fund of Fidelity Destiny Portfolios, including the consolidated schedule of investments, as of September 30, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $227,741,193 or, if subsequently determined to be different, the net capital gain of such year.

Class O, Class A, Class I, and Class Z designate 100% of the dividend distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class O, Class A, Class I, and Class Z designate 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Diversified Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class O, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class O, the Board considered the effective management fee rate for Class O from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class O of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class O of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class O of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class O of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class O of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class O of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.814744.120
ADESI-ANN-1125
Fidelity Advisor® Capital Development Fund

Annual Report
September 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Capital Development Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	1,498,978	6,675,310
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	223,400	61,636,451
CANADA - 2.4%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Athabasca Oil Corp (b)	1,635,300	7,825,751
Imperial Oil Ltd (a)	955,200	86,611,115
MEG Energy Corp	872,700	17,608,261
		112,045,127
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc Class B (b)	167,100	23,417,053
TOTAL CANADA		135,462,180
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	342,700	19,016,423
FRANCE - 0.6%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	93,400	9,160,685
Industrials - 0.5%
Aerospace & Defense - 0.5%
Airbus SE	113,600	26,528,552
TOTAL FRANCE		35,689,237
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	184,500	49,300,245
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	525,200	3,311,201
JAPAN - 0.0%
Information Technology - 0.0%
Software - 0.0%
Money Forward Inc (b)	26,300	1,064,733
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	5,230	1,294,066
NETHERLANDS - 0.8%
Communication Services - 0.3%
Entertainment - 0.3%
Universal Music Group NV	604,300	17,462,736
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	6,600	4,867,896
Merus NV (b)	76,500	7,202,475
		12,070,371
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	9,800	9,487,282
BE Semiconductor Industries NV	63,700	9,486,729
		18,974,011
TOTAL NETHERLANDS		48,507,118
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	200,600	6,948,265
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	147,900	41,306,991
UNITED KINGDOM - 1.0%
Consumer Staples - 0.6%
Beverages - 0.1%
Diageo PLC ADR	109,400	10,440,042
Tobacco - 0.5%
British American Tobacco PLC ADR	494,200	26,232,136
TOTAL CONSUMER STAPLES		36,672,178

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	56,200	3,097,911
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,110,100	17,844,038
TOTAL UNITED KINGDOM		57,614,127
UNITED STATES - 88.3%
Communication Services - 9.5%
Entertainment - 0.4%
Walt Disney Co/The	193,500	22,155,750
Interactive Media & Services - 8.2%
Alphabet Inc Class A	639,800	155,535,380
Alphabet Inc Class C	540,360	131,604,678
Meta Platforms Inc Class A	252,339	185,312,715
		472,452,773
Media - 0.9%
Comcast Corp Class A	1,739,000	54,639,380
TOTAL COMMUNICATION SERVICES		549,247,903

Consumer Discretionary - 2.8%
Broadline Retail - 0.7%
Amazon.com Inc (b)	194,400	42,684,408
Hotels, Restaurants & Leisure - 0.5%
Booking Holdings Inc	1,650	8,908,796
Marriott International Inc/MD Class A1	46,100	12,006,284
Starbucks Corp	114,100	9,652,860
		30,567,940
Household Durables - 0.6%
Somnigroup International Inc	354,100	29,861,253
Whirlpool Corp	63,700	5,006,820
		34,868,073
Specialty Retail - 0.9%
Home Depot Inc/The	1,500	607,785
Lowe's Cos Inc	161,800	40,661,958
Restoration Hardware Inc (b)	19,400	3,941,304
		45,211,047
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	4,800	854,064
NIKE Inc Class B	103,600	7,224,028
		8,078,092
TOTAL CONSUMER DISCRETIONARY		161,409,560

Consumer Staples - 3.1%
Beverages - 1.3%
Brown-Forman Corp Class B (a)	349,900	9,475,292
Coca-Cola Co/The	545,000	36,144,400
Keurig Dr Pepper Inc	1,090,700	27,823,757
		73,443,449
Consumer Staples Distribution & Retail - 0.8%
Performance Food Group Co (b)	79,900	8,312,796
Sysco Corp	125,600	10,341,904
Target Corp	176,900	15,867,930
US Foods Holding Corp (b)	113,100	8,665,722
		43,188,352
Food Products - 0.0%
Lamb Weston Holdings Inc	21,700	1,260,336
Household Products - 0.0%
Procter & Gamble Co/The	7,200	1,106,280
Personal Care Products - 0.6%
Estee Lauder Cos Inc/The Class A	131,000	11,543,720
Kenvue Inc	1,382,913	22,444,678
		33,988,398
Tobacco - 0.4%
Philip Morris International Inc	157,600	25,562,720
TOTAL CONSUMER STAPLES		178,549,535

Energy - 6.3%
Energy Equipment & Services - 0.1%
Tidewater Inc (a)(b)	60,800	3,242,464
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp	111,900	17,376,951
ConocoPhillips	176,000	16,647,840
Exxon Mobil Corp	1,869,919	210,833,367
Shell PLC ADR	1,603,140	114,672,604
		359,530,762
TOTAL ENERGY		362,773,226

Financials - 15.9%
Banks - 10.9%
Bank of America Corp	3,131,215	161,539,382
JPMorgan Chase & Co (e)	35,500	11,197,765
M&T Bank Corp	119,100	23,536,542
PNC Financial Services Group Inc/The	281,316	56,524,824
Truist Financial Corp	160,400	7,333,488
US Bancorp	455,842	22,030,844
Wells Fargo & Co (e)	4,125,521	345,801,170
		627,964,015
Capital Markets - 2.1%
Blue Owl Capital Inc Class A	684,100	11,581,813
Charles Schwab Corp/The	111,100	10,606,717
KKR & Co Inc Class A	376,785	48,963,211
Moody's Corp	6,900	3,287,712
Morgan Stanley	56,600	8,997,136
MSCI Inc	800	453,928
Northern Trust Corp	227,695	30,647,747
Raymond James Financial Inc	23,850	4,116,510
		118,654,774
Financial Services - 2.3%
Apollo Global Management Inc	53,100	7,076,637
Corpay Inc (b)	17,600	5,069,856
Global Payments Inc	39,900	3,314,892
Mastercard Inc Class A	38,600	21,956,066
PayPal Holdings Inc (b)	94,700	6,350,582
Visa Inc Class A	265,200	90,533,976
		134,302,009
Insurance - 0.6%
Arthur J Gallagher & Co	37,100	11,491,354
Brown & Brown Inc	193,500	18,148,365
Chubb Ltd	22,100	6,237,725
		35,877,444
TOTAL FINANCIALS		916,798,242

Health Care - 8.6%
Biotechnology - 0.7%
Alnylam Pharmaceuticals Inc (b)	39,500	18,012,000
Exact Sciences Corp (b)	313,300	17,140,643
Gilead Sciences Inc	35,400	3,929,400
Vaxcyte Inc (b)	110,900	3,994,618
		43,076,661
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	44,800	6,000,512
Baxter International Inc	618,700	14,087,799
Becton Dickinson & Co	40,600	7,599,102
Boston Scientific Corp (b)	545,451	53,252,381
Masimo Corp (b)	20,400	3,010,020
Solventum Corp (b)	47,675	3,480,275
		87,430,089
Health Care Providers & Services - 3.1%
Cardinal Health Inc	109,400	17,171,424
Cigna Group/The	120,000	34,590,000
Humana Inc	83,500	21,724,195
McKesson Corp (e)	39,580	30,577,133
UnitedHealth Group Inc	218,900	75,586,170
		179,648,922
Life Sciences Tools & Services - 0.9%
Bruker Corp	443,600	14,412,564
Danaher Corp	78,600	15,583,236
Thermo Fisher Scientific Inc	39,900	19,352,298
		49,348,098
Pharmaceuticals - 2.4%
Eli Lilly & Co	29,320	22,371,160
GSK PLC ADR	1,124,900	48,550,684
Haleon PLC ADR (a)	3,524,000	31,610,280
Johnson & Johnson	131,757	24,430,383
Merck & Co Inc	120,600	10,121,958
		137,084,465
TOTAL HEALTH CARE		496,588,235

Industrials - 16.9%
Aerospace & Defense - 10.1%
Boeing Co (b)	1,061,840	229,176,927
GE Aerospace (e)	931,759	280,291,742
General Dynamics Corp	55,900	19,061,900
Howmet Aerospace Inc	33,700	6,612,951
Huntington Ingalls Industries Inc	58,900	16,957,899
RTX Corp	20,000	3,346,600
Spirit AeroSystems Holdings Inc Class A (b)	580,406	22,403,672
Textron Inc	6,300	532,287
		578,383,978
Air Freight & Logistics - 0.7%
United Parcel Service Inc Class B	511,900	42,759,007
Building Products - 0.1%
A O Smith Corp	72,500	5,322,225
AAON Inc	9,600	897,024
		6,219,249
Commercial Services & Supplies - 0.0%
Veralto Corp	25,833	2,754,056
Construction & Engineering - 0.0%
Centuri Holdings Inc (b)	121,500	2,572,155
Electrical Equipment - 4.8%
Emerson Electric Co	25,000	3,279,500
GE Vernova Inc (e)	371,814	228,628,429
Hubbell Inc	19,418	8,355,760
Vertiv Holdings Co Class A	205,147	30,948,476
		271,212,165
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	271,400	10,723,014
Machinery - 1.0%
Allison Transmission Holdings Inc	66,000	5,602,080
Cummins Inc	24,400	10,305,828
Deere & Co	15,800	7,224,708
Donaldson Co Inc	56,000	4,583,600
Nordson Corp	15,800	3,585,810
Otis Worldwide Corp	77,950	7,126,969
Stanley Black & Decker Inc	28,700	2,133,270
Westinghouse Air Brake Technologies Corp	55,302	11,086,392
		51,648,657
Trading Companies & Distributors - 0.0%
Watsco Inc	6,800	2,749,240
TOTAL INDUSTRIALS		969,021,521

Information Technology - 22.9%
IT Services - 0.0%
Gartner Inc (b)	6,000	1,577,220
Semiconductors & Semiconductor Equipment - 12.4%
Applied Materials Inc	75,800	15,519,292
Broadcom Inc	432,000	142,521,120
First Solar Inc (b)(e)	72,300	15,944,319
Lam Research Corp	149,200	19,977,880
Marvell Technology Inc	494,367	41,561,434
Micron Technology Inc	202,300	33,848,836
NVIDIA Corp	2,331,800	435,067,245
Teradyne Inc	32,700	4,500,828
		708,940,954
Software - 7.9%
Adobe Inc (b)	71,000	25,045,250
Autodesk Inc (b)	52,400	16,645,908
Intuit Inc	14,000	9,560,740
Microsoft Corp	761,500	394,418,925
Synopsys Inc (b)	20,500	10,114,495
		455,785,318
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	584,200	148,754,846
TOTAL INFORMATION TECHNOLOGY		1,315,058,338

Materials - 0.6%
Chemicals - 0.5%
Air Products and Chemicals Inc	24,500	6,681,640
Dow Inc	74,800	1,715,164
LyondellBasell Industries NV Class A1	22,800	1,118,112
Mosaic Co/The	594,100	20,603,388
Sherwin-Williams Co/The	1,400	484,764
		30,603,068
Construction Materials - 0.1%
James Hardie Industries PLC (b)	338,630	6,505,082
TOTAL MATERIALS		37,108,150

Real Estate - 0.6%
Industrial REITs - 0.0%
Terreno Realty Corp	64,700	3,671,725
Residential REITs - 0.1%
Sun Communities Inc	31,800	4,102,200
Specialized REITs - 0.5%
American Tower Corp	66,900	12,866,208
Crown Castle Inc	139,400	13,450,706
Equinix Inc	1,400	1,096,536
		27,413,450
TOTAL REAL ESTATE		35,187,375

Utilities - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp	18,200	2,252,250
Edison International	38,800	2,144,864
Entergy Corp	64,400	6,001,436
PG&E Corp	121,800	1,836,744
Southern Co/The	448,200	42,475,914
		54,711,208
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	21,800	4,271,056
Multi-Utilities - 0.1%
Sempra	60,500	5,443,790
TOTAL UTILITIES		64,426,054

TOTAL UNITED STATES		5,086,168,139
ZAMBIA - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
First Quantum Minerals Ltd (b)	3,710,100	83,921,785
TOTAL COMMON STOCKS (Cost $2,709,661,261)		5,637,916,271

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A (Cost $5,444,996)	21,600	5,870,880

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	114,852,662	114,875,633
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	70,971,474	70,978,571
TOTAL MONEY MARKET FUNDS (Cost $185,854,204)			185,854,204

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,900,960,461)	5,829,641,355
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(71,451,175)
NET ASSETS - 100.0%	5,758,190,180

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
First Solar Inc	Chicago Board Options Exchange	367	8,093,451	250.00	11/21/2025	(336,723)
First Solar Inc	Chicago Board Options Exchange	183	4,035,699	240.00	11/21/2025	(220,515)
GE Aerospace	Chicago Board Options Exchange	471	14,168,622	320.00	11/21/2025	(394,463)
GE Aerospace	Chicago Board Options Exchange	380	11,431,160	300.00	11/21/2025	(646,000)
GE Vernova Inc	Chicago Board Options Exchange	141	8,670,090	700.00	11/21/2025	(260,145)
GE Vernova Inc	Chicago Board Options Exchange	103	6,333,470	730.00	11/21/2025	(128,750)
JPMorgan Chase & Co	Chicago Board Options Exchange	343	10,819,249	305.00	10/3/2025	(375,585)
McKesson Corp	Chicago Board Options Exchange	76	5,871,304	750.00	10/17/2025	(228,000)
Wells Fargo & Co	Chicago Board Options Exchange	2,055	17,225,010	95.00	11/21/2025	(108,915)
Wells Fargo & Co	Chicago Board Options Exchange	209	1,751,838	92.50	11/21/2025	(17,974)

						(2,717,070)
TOTAL WRITTEN OPTIONS						(2,717,070)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,948,265 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,948,265 or 0.1% of net assets.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $88,399,893.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,876,990	546,196,675	487,198,751	4,057,879	719	-	114,875,633	114,852,662	0.2%
Fidelity Securities Lending Cash Central Fund	24,485,207	766,376,013	719,882,649	121,213	-	-	70,978,571	70,971,474	0.2%
Total	80,362,197	1,312,572,688	1,207,081,400	4,179,092	719	-	185,854,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	573,658,904	549,247,903	24,411,001	-
Consumer Discretionary	161,409,560	161,409,560	-	-
Consumer Staples	227,693,599	227,693,599	-	-
Energy	481,493,663	481,493,663	-	-
Financials	919,896,153	916,798,242	3,097,911	-
Health Care	589,311,480	589,311,480	-	-
Industrials	1,036,811,164	992,438,574	44,372,590	-
Information Technology	1,426,998,384	1,426,998,384	-	-
Materials	121,029,935	121,029,935	-	-
Real Estate	35,187,375	35,187,375	-	-
Utilities	64,426,054	64,426,054	-	-

Convertible Preferred Stocks
Health Care	5,870,880	-	5,870,880	-

Money Market Funds	185,854,204	185,854,204	-	-
Total Investments in Securities:	5,829,641,355	5,751,888,973	77,752,382	-
Derivative Instruments:

Liabilities
Written Options	(2,717,070)	(2,717,070)	-	-
Total Liabilities	(2,717,070)	(2,717,070)	-	-
Total Derivative Instruments:	(2,717,070)	(2,717,070)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(2,717,070)
Total Equity Risk	-	(2,717,070)
Total Value of Derivatives	-	(2,717,070)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value (including securities loaned of $66,682,387) - See accompanying schedule:
Unaffiliated issuers (cost $2,715,106,257)	$5,643,787,151
Fidelity Central Funds (cost $185,854,204)	185,854,204

Total Investment in Securities (cost $2,900,960,461)		$5,829,641,355
Foreign currency held at value (cost $735)		741
Receivable for investments sold		876,600
Receivable for fund shares sold		1,436,179
Dividends receivable		4,531,952
Distributions receivable from Fidelity Central Funds		458,393
Prepaid expenses		6,650
Other receivables		301,332
Total assets		5,837,253,202
Liabilities
Payable for investments purchased	$576,066
Payable for fund shares redeemed	1,979,271
Accrued management fee	2,513,939
Distribution and service plan fees payable	195,494
Written options, at value (premium received $2,171,468)	2,717,070
Other payables and accrued expenses	93,742
Collateral on securities loaned	70,987,440
Total liabilities		79,063,022
Net Assets		$5,758,190,180
Net Assets consist of:
Paid in capital		$2,352,477,871
Total accumulated earnings (loss)		3,405,712,309
Net Assets		$5,758,190,180

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($4,710,362,754 ÷ 162,120,008 shares)		$29.05
Class A :
Net Asset Value and redemption price per share ($912,736,819 ÷ 33,301,389 shares)(a)		$27.41
Maximum offering price per share (100/94.25 of $27.41)		$29.08
Class M :
Net Asset Value and redemption price per share ($5,967,827 ÷ 227,864 shares)(a)		$26.19
Maximum offering price per share (100/96.50 of $26.19)		$27.14
Class C :
Net Asset Value and offering price per share ($6,270,470 ÷ 254,917 shares)(a)		$24.60
Class I :
Net Asset Value, offering price and redemption price per share ($122,852,310 ÷ 4,211,540 shares)		$29.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends		$71,294,191
Interest		231,391
Income from Fidelity Central Funds (including $121,213 from security lending)		4,179,092
Total income		75,704,674
Expenses
Management fee	$27,131,243
Distribution and service plan fees	2,092,408
Custodian fees and expenses	78,189
Independent trustees' fees and expenses	19,857
Registration fees	99,398
Audit fees	76,820
Legal	8,388
Miscellaneous	18,320
Total expenses before reductions	29,524,623
Expense reductions	(1,389)
Total expenses after reductions		29,523,234
Net Investment income (loss)		46,181,440
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	510,901,600
Fidelity Central Funds	719
Foreign currency transactions	(103,930)
Written options	(2,108,916)
Total net realized gain (loss)		508,689,473
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	598,459,600
Assets and liabilities in foreign currencies	18,707
Written options	716,263
Total change in net unrealized appreciation (depreciation)		599,194,570
Net gain (loss)		1,107,884,043
Net increase (decrease) in net assets resulting from operations		$1,154,065,483
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,181,440	$47,029,502
Net realized gain (loss)	508,689,473	356,167,360
Change in net unrealized appreciation (depreciation)	599,194,570	929,221,915
Net increase (decrease) in net assets resulting from operations	1,154,065,483	1,332,418,777
Distributions to shareholders	(408,939,359)	(174,267,454)

Share transactions - net increase (decrease)	122,496,361	(82,292,412)
Total increase (decrease) in net assets	867,622,485	1,075,858,911

Net Assets
Beginning of period	4,890,567,695	3,814,708,784
End of period	$5,758,190,180	$4,890,567,695

Financial Highlights
Fidelity Advisor® Capital Development Fund Class O

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.39	$19.50	$16.18	$19.65	$14.71
Income from Investment Operations
Net investment income (loss) A,B	.24	.25	.26	.25	.37 C
Net realized and unrealized gain (loss)	5.56	6.54	4.04	(2.60)	5.32
Total from investment operations	5.80	6.79	4.30	(2.35)	5.69
Distributions from net investment income	(.26)	(.26)	(.26)	(.38)	(.28)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(2.14) D	(.90)	(.98) D	(1.12) D	(.75)
Net asset value, end of period	$29.05	$25.39	$19.50	$16.18	$19.65
Total Return E	24.60%	35.97%	27.44%	(12.87)%	39.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53%	.56%	.68%	.68%	.70%
Expenses net of fee waivers, if any	.53%	.53%	.55%	.56%	.56%
Expenses net of all reductions, if any	.53%	.53%	.55%	.56%	.56%
Net investment income (loss)	.95%	1.12%	1.37%	1.31%	2.03% C
Supplemental Data
Net assets, end of period (000 omitted)	$4,710,363	$4,059,396	$3,183,538	$2,660,011	$3,567,329
Portfolio turnover rate H	18%	16%	12%	11%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.41%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.08	$18.54	$15.42	$18.78	$14.09
Income from Investment Operations
Net investment income (loss) A,B	.16	.18	.19	.19	.31 C
Net realized and unrealized gain (loss)	5.25	6.21	3.86	(2.49)	5.09
Total from investment operations	5.41	6.39	4.05	(2.30)	5.40
Distributions from net investment income	(.20)	(.21)	(.21)	(.33)	(.24)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(2.08) D	(.85)	(.93) D	(1.06)	(.71)
Net asset value, end of period	$27.41	$24.08	$18.54	$15.42	$18.78
Total Return E,F	24.24%	35.58%	27.10%	(13.15)%	39.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.82%	.85%	.96%	.96%	.97%
Expenses net of fee waivers, if any	.82%	.82%	.84%	.85%	.85%
Expenses net of all reductions, if any	.82%	.82%	.84%	.85%	.85%
Net investment income (loss)	.66%	.83%	1.08%	1.01%	1.74% C
Supplemental Data
Net assets, end of period (000 omitted)	$912,737	$765,876	$584,349	$467,810	$552,638
Portfolio turnover rate I	18%	16%	12%	11%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.11	$17.82	$14.85	$18.12	$13.61
Income from Investment Operations
Net investment income (loss) A,B	.07	.09	.11	.10	.21 C
Net realized and unrealized gain (loss)	5.03	5.97	3.71	(2.39)	4.93
Total from investment operations	5.10	6.06	3.82	(2.29)	5.14
Distributions from net investment income	(.13)	(.13)	(.14)	(.24)	(.17)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(2.02)	(.77)	(.85)	(.98) D	(.63) D
Net asset value, end of period	$26.19	$23.11	$17.82	$14.85	$18.12
Total Return E,F	23.80%	35.06%	26.51%	(13.54)%	38.61%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.17%	1.21%	1.31%	1.32%	1.33%
Expenses net of fee waivers, if any	1.17%	1.21%	1.30%	1.32%	1.33%
Expenses net of all reductions, if any	1.17%	1.21%	1.29%	1.32%	1.33%
Net investment income (loss)	.31%	.45%	.64%	.54%	1.25% C
Supplemental Data
Net assets, end of period (000 omitted)	$5,968	$5,038	$3,965	$3,152	$3,476
Portfolio turnover rate I	18%	16%	12%	11%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .63%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.83	$16.87	$14.10	$17.28	$12.99
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.01)	.02	.01	.13 C
Net realized and unrealized gain (loss)	4.73	5.66	3.53	(2.27)	4.70
Total from investment operations	4.69	5.65	3.55	(2.26)	4.83
Distributions from net investment income	(.03)	(.05)	(.06)	(.19)	(.07)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(1.92)	(.69)	(.78) D	(.92)	(.54)
Net asset value, end of period	$24.60	$21.83	$16.87	$14.10	$17.28
Total Return E,F	23.19%	34.44%	25.89%	(13.95)%	37.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.66%	1.71%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.66%	1.70%	1.77%	1.78%	1.80%
Expenses net of all reductions, if any	1.66%	1.70%	1.77%	1.78%	1.80%
Net investment income (loss)	(.19)%	(.05)%	.15%	.08%	.79% C
Supplemental Data
Net assets, end of period (000 omitted)	$6,270	$4,468	$3,662	$2,807	$2,607
Portfolio turnover rate I	18%	16%	12%	11%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.50	$19.58	$16.24	$19.73	$14.77
Income from Investment Operations
Net investment income (loss) A,B	.21	.21	.23	.22	.35 C
Net realized and unrealized gain (loss)	5.58	6.58	4.06	(2.62)	5.34
Total from investment operations	5.79	6.79	4.29	(2.40)	5.69
Distributions from net investment income	(.23)	(.23)	(.23)	(.36)	(.26)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(2.12)	(.87)	(.95) D	(1.09)	(.73)
Net asset value, end of period	$29.17	$25.50	$19.58	$16.24	$19.73
Total Return E	24.41%	35.78%	27.23%	(13.03)%	39.40%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.67%	.70%	.72%	.72%	.71%
Expenses net of fee waivers, if any	.67%	.70%	.72%	.72%	.71%
Expenses net of all reductions, if any	.67%	.70%	.72%	.72%	.71%
Net investment income (loss)	.81%	.96%	1.21%	1.15%	1.87% C
Supplemental Data
Net assets, end of period (000 omitted)	$122,852	$55,790	$39,194	$29,353	$39,639
Portfolio turnover rate H	18%	16%	12%	11%	16%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital Development Fund	$14,693

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), and losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,022,880,595
Gross unrealized depreciation	(98,510,107)
Net unrealized appreciation (depreciation)	$2,924,370,488
Tax Cost	$2,902,553,797

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$35,829,702
Undistributed long-term capital gain	$445,823,050
Net unrealized appreciation (depreciation) on securities and other investments	$2,924,059,557

The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$52,858,919	$49,205,934
Long-term Capital Gains	356,080,440	125,061,520
Total	$408,939,359	$ 174,267,454

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Capital Development Fund
Equity Risk
Purchased Options	(54,948)	-
Written Options	(2,108,916)	716,263
Total Equity Risk	(2,163,864)	716,263
Totals	(2,163,864)	716,263

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital Development Fund	890,331,608	1,184,704,089

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.52
Class A	.56
Class M	.72
Class C	.72
Class I	.68

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.52
Class A	.56
Class M	.66
Class C	.66
Class I	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,018,470	15,310
Class M	.25%	.25%	26,154	47
Class C	.75%	.25%	47,784	7,760
			2,092,408	23,117

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	83,867
Class M	1,469
Class C A	91
85,427
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Capital Development Fund	14,061

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Capital Development Fund	78,981,374	47,583,142	19,634,640

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Capital Development Fund	6,968
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Capital Development Fund	13,119	21	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,389.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Advisor Capital Development Fund
Distributions to shareholders
Class O	$337,703,513	$145,631,990
Class A	65,501,963	26,586,232
Class M	437,072	167,447
Class C	383,789	140,619
Class I	4,913,022	1,741,166
Total	$408,939,359	$174,267,454
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Advisor Capital Development Fund
Class O
Shares sold	1,287,013	1,338,087	$33,459,449	$29,403,095
Reinvestment of distributions	13,468,592	6,888,734	324,189,000	140,116,913
Shares redeemed	(12,508,556)	(11,605,174)	(321,305,047)	(258,785,940)
Net increase (decrease)	2,247,049	(3,378,353)	$36,343,402	$(89,265,932)
Class A
Shares sold	1,917,284	1,332,331	$46,716,434	$28,165,107
Reinvestment of distributions	2,853,639	1,365,110	64,948,815	26,401,208
Shares redeemed	(3,279,659)	(2,410,939)	(79,279,834)	(51,184,065)
Net increase (decrease)	1,491,264	286,502	$32,385,415	$3,382,250
Class M
Shares sold	43,089	29,076	$1,018,419	$594,734
Reinvestment of distributions	20,040	8,998	437,072	167,446
Shares redeemed	(53,278)	(42,594)	(1,213,701)	(850,804)
Net increase (decrease)	9,851	(4,520)	$241,790	$(88,624)
Class C
Shares sold	89,057	41,734	$1,977,091	$802,466
Reinvestment of distributions	18,015	7,642	370,381	134,884
Shares redeemed	(56,827)	(61,743)	(1,232,458)	(1,173,569)
Net increase (decrease)	50,245	(12,367)	$1,115,014	$(236,219)
Class I
Shares sold	2,817,879	728,285	$74,083,732	$16,508,661
Reinvestment of distributions	190,613	77,648	4,612,828	1,587,895
Shares redeemed	(985,164)	(619,606)	(26,285,820)	(14,180,443)
Net increase (decrease)	2,023,328	186,327	$52,410,740	$3,916,113
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Destiny Portfolios and the Shareholders of Fidelity Advisor Capital Development Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the "Fund"), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $485,418,388, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 99.24% of the short-term capital gain dividends distributed in December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $1,957,300 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class O designates 94%; Class A designates 100%; Class M designates 100%; Class C designates 100%; and Class I designates 100%; of the dividends distributed in December 2024, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class O designates 99.13%; Class A designates100%; Class M designates 100%; Class C designates 100%; and Class I designates 100%; of the dividends distributed in December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class O designates 0.86% of the dividend distributed in December 2024, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Capital Development Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class O, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class O, the Board considered the effective management fee rate for Class O from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class O of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class O of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class O of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class O of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class O of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class O of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that management fee for each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.814756.120
ADESII-ANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025